Accounting for the acquisition of Credit Suisse Group - Recognized amounts of identifiable assets acquired and liabilities assumed (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 12, 2023	Jun. 30, 2023	Jun. 30, 2023
Liabilities
Provisional negative goodwill resulting from the acquisition		$ 28,925	$ 28,925
Credit Suisse
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Purchase price consideration, after consideration of share-based compensation awards	$ 3,710
Assets
Cash and balances at central banks	93,012
Amounts due from banks	13,590
Receivables from securities financing transactions	26,194
Cash collateral receivables on derivative instruments	20,878
Loans and advances to customers	261,839
Other financial assets measured at amortized cost	13,440
Total financial assets measured at amortized cost	428,954
Financial assets at fair value held for trading	35,046
Derivative financial assets	62,162
Brokerage receivables	366
Financial assets at fair value not held for trading	61,305
Total financial assets measured at fair value through profit or loss	158,879
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,657
Property, equipment and software	6,055
Deferred tax assets	942
Intangible assets	1,287
Other non-financial assets	6,892
Total assets	604,667
Liabilities
Amounts due to banks	107,617
Payables from securities financing transactions	11,911
Cash collateral payables on derivative instruments	10,939
Customer deposits	183,119
Debt issued measured at amortized cost	110,491
Other financial liabilities measured at amortized cost	7,992
Total financial liabilities measured at amortized cost	432,070
Financial liabilities at fair value held for trading	5,711
Derivative financial instruments	66,091
Brokerage payables designated at fair value	316
Debt issued designated at fair value	44,909
Other financial liabilities designated at fair value	7,574
Total financial liabilities measured at fair value through profit or loss	124,601
Provisions and contingent liabilities	11,052
Other non-financial liabilities	3,888
Total liabilities	571,611
Non-controlling interests	(285)
Fair value of net assets acquired	32,771
Provisional negative goodwill resulting from the acquisition	$ 28,925		$ 28,925